FINANCING RECEIVABLES, NET	12 Months Ended
Dec. 31, 2019
FINANCING RECEIVABLES, NET
FINANCING RECEIVABLES, NET

3. FINANCING RECEIVABLES, NET

Financing receivables, net as of December 31, 2018 and 2019 consisted of the followings:

	As of December 31,
	2018	2019
	(RMB in thousands)
Short-term:
Installment purchase loans	796,312	748,717
Personal installment loans	4,669,665	3,322,235
Net deferred origination fees	(1,011)	—
Total short-term financing receivables	5,464,966	4,070,952
Allowance for credit losses	(324,332)	(318,262)
Total short-term financing receivables, net	5,140,634	3,752,690
Long-term:
Installment purchase loans	178,246	169,080
Personal installment loans	1,165,894	545,001
Net deferred origination fees	(1,400)	—
Total long-term financing receivables	1,342,740	714,081
Allowance for credit losses	(59,704)	(55,283)
Total long-term financing receivables, net	1,283,036	658,798

These balances represent short-term and long-term financing receivables generated from installment purchase loans and personal installment loans transacted on the Group’s Platform and APP with an original term generally up to three years and do not have collateral. The weighted average interest rates of these financing receivables were 24.7% and 24.7% as of December 31, 2018 and 2019, respectively.

As of December 31, 2018, installment purchase loans and personal installment loans that were collectively evaluated for impairment were RMB974.6 million and RMB5,833.1 million, respectively. As of December 31, 2018, installment purchase loans and personal installment loans that were individually evaluated for impairment were RMB120.9 million and RMB1,296.4 million, respectively.

As of December 31, 2019, installment purchase loans and personal installment loans that were collectively evaluated for impairment were RMB917.8 million and RMB3,867.2 million, respectively. As of December 31, 2019, installment purchase loans and personal installment loans that were individually evaluated for impairment were RMB141.5 million and RMB1,995.0 million, respectively.

As of December 31, 2018 and 2019, installment purchase loans and personal installment loans that were individually evaluated for impairment were all charged off, respectively, given the Group determined it was probable that the Group will be unable to collect unpaid principal amount on those loans.

The following table summarizes the balances of financing receivables by due date as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	(RMB in thousands)
Due in months
0 - 12	5,464,966	4,070,952
13 - 24	1,149,155	621,957
25 - 36	193,556	92,075
Thereafter	29	49
Total financing receivables	6,807,706	4,785,033

The activities in the provision for credit losses of financing receivables for the years ended December 31, 2017, 2018 and 2019, respectively, consisted of the following:

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands)
Beginning balances	(174,826)	(370,196)	(384,036)
Provisions	(611,869)	(884,056)	(708,684)
Charge-offs	444,242	974,483	815,421
Recoveries from prior charge-offs	(27,743)	(104,267)	(96,246)
Ending balances	(370,196)	(384,036)	(373,545)

As of December 31, 2018, allowance for credit losses of financing receivables that was collectively and individually evaluated for impairment was RMB384.0 million and RMB1,417.3 million, respectively.

As of December 31, 2019, allowance for credit losses of financing receivables that was collectively and individually evaluated for impairment was RMB373.5 million and RMB2,136.5 million, respectively.

Aging analysis of past due financing receivables as of December 31, 2018 and 2019 are as follows:

					180 Days
	1 - 29 Days	30 - 59 Days	60 - 89 Days	90 - 179 Days	or Greater	Total
RMB in thousands	Past Due	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Installment purchase loans	6,297	3,469	2,574	8,570	—	20,910	953,648	974,558
Personal installment loans	139,633	75,107	64,947	227,041	—	506,728	5,326,420	5,833,148
December 31, 2018	145,930	78,576	67,521	235,611	—	527,638	6,280,068	6,807,706
Installment purchase loans	9,160	5,197	4,217	9,636	—	28,210	889,587	917,797
Personal installment loans	149,574	86,792	74,208	180,822	—	491,396	3,375,840	3,867,236
December 31, 2019	158,734	91,989	78,425	190,458	—	519,606	4,265,427	4,785,033

The Group evaluates the creditworthiness and collectability of its financing receivable portfolio on a pooled basis, due to its composition of small, homogeneous financing receivables with similar general credit risk characteristics. Financing receivables amounting to RMB235.6 million and RMB190.5 million as of December 31, 2018 and 2019, respectively, were in non-accrual status. Interest and financial services income for non-accrual financing receivables is recognized on a cash basis. Cash receipt of non-accrual financing receivables would be first applied to any unpaid principal, late payment fees, if any, before recognizing interest and financial services income. For the years ended December 31, 2017, 2018 and 2019, interest and late payment fees earned from non-accrual financing receivables were RMB86.0 million, RMB102.8 million and RMB53.9 million, respectively.

As of December 31, 2018 and 2019, financing receivables amounting to RMB42.4 million and RMB420.4 million have been pledged as collaterals pursuant to investment agreements with certain Institutional Funding Partners (Note 9) and credit facility arrangements with lending financial institutions (Note 10).

For the years ended December 31, 2017, 2018 and 2019, net deferred origination fees associated with the financing receivables amounting to RMB168.4 million, RMB14.5 million and RMB2.4 million have been recognized as adjustments to interest and financial services income over the terms of the personal installment loans.

Credit Quality Indicators

The Group developed its credit assessment model based on the historical delinquency performance of the Borrowers as well as information submitted in the Borrowers’ credit applications. The credit assessment model is designed to predict the likelihood that a Borrower will be delinquent in the future. The Group assigns one of the seven credit risk levels to each Borrower, with risk level A representing the lowest risk, risk level F representing the highest risk and risk level N representing Borrowers who are approved for trial purposes only and will be separately tracked accordingly. The key factors the Group considers in determining the credit risk level of each Borrower include geographic location, education background, level of income, etc. The Group updates the information for each of the risk levels on a regularly basis.

The following tables present the net recorded investment of financing receivables, by credit quality indicator, as of December 31, 2018 and 2019:

	As of December 31, 2018		As of December 31, 2019
	Installment	Personal	Installment	Personal
	Purchase Loans	Installment Loans	Purchase Loans	Installment Loans
	(RMB in thousand)
Risk level:
A	442,655	1,101,982	383,566	612,958
B	234,151	1,268,530	262,504	760,986
C	178,153	1,269,632	133,526	528,162
D	90,461	1,269,521	84,779	771,854
E	11,167	297,361	32,136	593,564
F	10,134	308,142	20,665	378,408
N and others	7,837	317,980	621	221,304
Total	974,558	5,833,148	917,797	3,867,236